Statement to Securityholder
Ally Auto Receivables Trust 2022-2

Deal Information		Table of Contents

Asset Type:	Consumer Retail	1.	Class Distribution Summary
		2.	Note Factor Summary
Closing Date:	10/12/2022	3.	Interest Summary
		4.	Collections and Distributions
Bloomberg Ticker:	ALLYA 2022-2	5.	Cash Reserve
		6.	Collateral Summary
Collection Period:		7.	Net Charge-Offs, Delinquencies, and Bankruptcies
Begin	2/1/2026	8.	Performance Tests
End	2/28/2026	9.	Supplemental Disclosures

Determination Date:	3/10/2026
Distribution Date:	3/16/2026

ABS Investor Relations:
Servicer:	Ally Bank
Telephone:	(866) 710-4623
E-Mail:	securitization@ally.com

Additional information about the transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the CIK number 0001946472.

Statement to Securityholder
Ally Auto Receivables Trust 2022-2

1. Class Distribution Summary
				Class Distribution
Class	CUSIP/ CUSIP-RegS	Initial Note Principal Balance	Beginning Note Principal Balance	Principal	Interest	Total	Ending Note Principal Balance
A-1	02008MAA7	234,000,000.00	0.00	0.00	0.00	0.00	0.00
A-2	02008MAB5	350,000,000.00	0.00	0.00	0.00	0.00	0.00
A-3	02008MAC3	351,000,000.00	5,087,261.41	5,087,261.41	20,179.47	5,107,440.88	0.00
A-4	02008MAD1	76,920,000.00	76,920,000.00	5,669,564.24	312,167.00	5,981,731.24	71,250,435.76
B	02008MAE9	22,510,000.00	22,510,000.00	0.00	103,546.00	103,546.00	22,510,000.00
C	02008MAF6	18,760,000.00	18,760,000.00	0.00	89,422.67	89,422.67	18,760,000.00
D	02008MAG4	13,940,000.00	13,940,000.00	0.00	79,458.00	79,458.00	13,940,000.00
Total Notes		1,067,130,000.00	137,217,261.41	10,756,825.65	604,773.14	11,361,598.79	126,460,435.76
Certificates						273,233.89
Total Class Distribution						11,634,832.68

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
2. Note Factor Summary
(Amount per $1,000 of Original Principal)

		Distribution
Class	Beginning	Principal	Interest	Total	Ending
A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	14.4936223	14.4936223	0.0574914	14.5511136	0.0000000
A-4	1,000.0000000	73.7072834	4.0583333	77.7656167	926.2927166
B	1,000.0000000	0.0000000	4.6000000	4.6000000	1000.0000000
C	1,000.0000000	0.0000000	4.7666668	4.7666668	1000.0000000
D	1,000.0000000	0.0000000	5.7000000	5.7000000	1000.0000000
Total Notes	128.5853283				118.5051828

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
3. Interest Summary

A. Target Interest Calculation

				Fixed Rate	Variable Rate
Class	Beginning Note Principal Balance	Accrual Methodology	Interest Accrual Days	Total	Applicable Index	Margin	Total	Target Interest Calculation
A-1	0.00	Actual/360	27	3.737%	N/A	N/A	N/A	0.00
A-2	0.00	30/360	30	4.620%	N/A	N/A	N/A	0.00
A-3	5,087,261.41	30/360	30	4.760%	N/A	N/A	N/A	20,179.47
A-4	76,920,000.00	30/360	30	4.870%	N/A	N/A	N/A	312,167.00
B	22,510,000.00	30/360	30	5.520%	N/A	N/A	N/A	103,546.00
C	18,760,000.00	30/360	30	5.720%	N/A	N/A	N/A	89,422.67
D	13,940,000.00	30/360	30	6.840%	N/A	N/A	N/A	79,458.00
Total	137,217,261.41							604,773.14

B. Interest Distribution

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Calculation	Interest Shortfall Allocated/ (Repaid)	Interest Distribution	Remaining Unpaid Interest Carryover Shortfall
	(1)	(2)	(3)	(4) = (2) - (3)	(5) = (1) + (3)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	20,179.47	0.00	20,179.47	0.00
A-4	0.00	312,167.00	0.00	312,167.00	0.00
B	0.00	103,546.00	0.00	103,546.00	0.00
C	0.00	89,422.67	0.00	89,422.67	0.00
D	0.00	79,458.00	0.00	79,458.00	0.00
Total	0.00	604,773.14	0.00	604,773.14	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
4. Collections and Distributions

Collections
Receipts During the Period - Principal	10,573,241.69
Receipts During the Period - Interest	832,600.29
Administrative Purchase Payments	214,698.73
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	143,721.66
Other Fees or Expenses Paid	0.00
Total Collections	11,764,262.37
Beginning Reserve Account Balance	2,679,883.67
Total Available Amount	14,444,146.04

Distributions
Basic Servicing Fee	127,929.69
Amounts paid in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	332,346.47
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	103,546.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	89,422.67
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	79,458.00
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	2,679,883.67
Noteholders' Regular Principal Distributable Amount	10,756,825.65
Indenture Trustee expenses	0.00
Unpaid Fees due to Trustees, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	273,233.89
Total Distributions	14,444,146.04

Statement to Securityholder
Ally Auto Receivables Trust 2022-2

5. Cash Reserve

			Reductions
Initial Balance	Beginning Balance	Additions	Draws	Releases	Ending Balance	Specified Reserve Account Balance
2,679,883.67	2,679,883.67	0.00	0.00	0.00	2,679,883.67	2,679,883.67

6. Collateral Summary

		Initial	Beginning	Ending
Balances	Number of Receivables	59,250	19,445	18,657
	Aggregate Receivables Principal Balance	1,071,953,466.28	151,152,656.47	140,395,830.82
	Aggregate Amount Financed	1,112,887,614.32	153,515,632.35	142,536,544.09
	Pool Factor		14.1006733	13.0971945

Weighted Averages	Coupon	6.55%	6.65%	6.65%
	Original Maturity	69.41	72.12	72.26
	Remaining Maturity	55.00	22.74	22.04

Prepayment Percentage	Monthly Period
42
0.96%

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
7. Net Charge-Offs, Delinquencies, and Bankruptcies

Net Charge-Offs						Cumulative Net Charge-Offs
Period	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs (Recoveries)	Average Net Charge-Offs (Recoveries)	Loss Rate	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate
Current	148,026,088.22	22	45,882.02	2,085.55	0.3720%	1,112,887,614.32	10,080,786.74	0.9058%
Preceding	159,349,797.53	30	158,878.23	5,295.94	1.1964%
Next Preceding	171,538,974.00	36	200,967.23	5,582.42	1.4059%
Third Preceding	183,840,206.94	21	46,115.56	2,195.98	0.3010%
Four Month Average					0.8188%

Delinquencies				Delinquency Stratification
Period	Total Accounts	Accounts over 60	Percent Delinquent	Days	Total Accounts	Total Balance	Percent Delinquent
Current	18,657	159	0.8522%	31 - 60	353	3,585,639.36	2.5156%
Preceding	19,445	176	0.9051%	61 - 90	122	1,310,889.56	0.9197%
Next Preceding	20,258	177	0.8737%	91 - 120	36	355,751.44	0.2496%
Three Month Average			0.8770%	> 120	1	6,083.92	0.0043%

Bankruptcies
	Total Accounts	Total Balance
Prior Period	223	2,162,062.94	[1]
Additions	12	155,404.32
Removals[2]	14	51,059.24
Ending	221	2,266,408.02

1 Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.
2 Include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
8. Performance Tests

For the Collection Period
Event of Default						All Tests Passed

Servicer Default						All Tests Passed

Overcollateralization:
	Initial	4,823,466.28
	Current	13,935,395.06	Overcollateralization Target Reached?			YES
	Target	13,935,395.06

Asset Representations Review Delinquency Trigger:
	Monthly Period	Trigger	Monthly		61+
	1-12	1.70%	Period	Trigger	Delinquencies
	13-24	2.60%	42	3.90%	1.17%	Pass
	25-36	3.10%
	37+	3.90%

9. Supplemental Disclosures

For the Collection Period
Supplemental Servicing Fees						39,555.57
Other Fees or Expenses Accrued						0.00
Liquidation Expenses						12,100.00
Have there been any material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the period or that, cumulatively, have become material over time?						No
Have there been any material changes in determining or defining delinquencies, charge-offs or uncollectible amounts?						No
Have there been any receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred?						No